CENTURY CAPITAL MANAGEMENT TRUST
                              CENTURY SHARES TRUST
                          CENTURY SMALL CAP SELECT FUND


                        SUPPLEMENT DATED OCTOBER 16, 2006
                    TO THE PROSPECTUS DATED FEBRUARY 28, 2006


Each Fund may impose a redemption fee of 1.00% on Fund shares purchased on or after October 16, 2006 and redeemed within 90 days after purchase.

All references to redemption fees in the prospectus are revised to reflect the redemption fee described above. The redemption fee is subject to exceptions described in the prospectus.



                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE